Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments	Earnings Information

Year ended Dec. 31, 2019	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues	816	571	209	160	312	156	129	(6)	2,347
Fuel, carbon compliance and purchased power	570	416	74	9	16	7	—	(6)	1,086
Gross margin	246	155	135	151	296	149	129	—	1,261
Operations, maintenance and administration	138	67	44	37	50	36	30	73	475
Depreciation and amortization	233	83	41	48	124	32	2	27	590
Asset impairment charge (reversal)	15	(10)	—	—	—	2	—	18	25
Gain on termination of Keephills 3 coal rights contract (Note 4(D))	(88)	—	—	—	—	—	—	—	(88)
Taxes, other than income taxes	13	3	1	—	8	3	—	1	29
Termination of Sundance B and C PPAs	(56)	—	—	—	—	—	—	—	(56)
Net other operating expense (income)	(40)	—	(1)	—	(10)	—	—	2	(49)
Operating income (loss)	31	12	50	66	124	76	97	(121)	335
Finance lease income	—	—	6	—	—	—	—	—	6
Net interest expense									(179)
Foreign exchange loss									(15)
Gain on sale of assets and other									46
Earnings before income taxes									193

Year ended Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues	912	442	232	165	282	156	67	(7)	2,249
Fuel, carbon compliance and purchased power	666	314	96	8	17	6	—	(7)	1,100
Gross margin	246	128	136	157	265	150	67	—	1,149
Operations, maintenance and administration	171	61	48	37	50	38	24	86	515
Depreciation and amortization	241	74	43	49	110	30	2	25	574
Asset impairment charge	38	—	—	—	12	—	—	23	73
Taxes, other than income taxes	13	5	1	—	8	3	—	1	31
Termination of Sundance B and C PPAs (Note 9)	(157)	—	—	—	—	—	—	—	(157)
Net other operating income	(41)	—	—	—	(6)	—	—	—	(47)
Operating income (loss)	(19)	(12)	44	71	91	79	41	(135)	160
Finance lease income	—	—	8	—	—	—	—	—	8
Net interest expense									(250)
Foreign exchange loss									(15)
Gain on sale of assets									1
Earnings before income taxes									(96)

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind	Hydro	Energy Marketing	Corporate	Total
Revenues	999	435	261	135	287	121	69	—	2,307
Fuel, carbon compliance and purchased power	585	293	101	14	17	6	—	—	1,016
Gross margin	414	142	160	121	270	115	69	—	1,291
Operations, maintenance and administration	192	51	50	31	48	37	24	84	517
Depreciation and amortization	317	73	38	37	111	31	2	26	635
Asset impairment reversals	20	—	—	—	—	—	—	—	20
Taxes, other than income taxes	13	4	1	—	8	3	—	1	30
Net other operating income	(40)	—	(9)	—	—	—	—	—	(49)
Operating income (loss)	(88)	14	80	53	103	44	43	(111)	138
Finance lease income	—	—	11	43	—	—	—	—	54
Net interest expense									(247)
Foreign exchange loss									(1)
Gain on sale of assets									2
Earnings before income taxes									(54)

Disclosure of selected consolidated statements of financial position information	Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2019	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
PP&E	2,540	352	392	489	1,947	469	1	17	6,207
Right of use assets	68	—	—	4	56	6	—	12	146
Intangible assets	41	6	2	37	173	5	9	45	318
Goodwill	—	—	—	—	176	258	30	—	464

As at Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
PP&E	2,587	332	391	554	1,799	481	1	19	6,164
Intangible assets	81	7	4	41	173	4	11	52	373
Goodwill	—	—	—	—	175	259	30	—	464

Disclosure of components in other non-current assets
Additions to non-current assets are as follows:

Year ended Dec. 31, 2019	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	114	8	36	6	229	23	—	1	417
Intangible assets	2	—	—	—	—	—	—	12	14

Year ended Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	101	14	21	6	117	16	—	2	277
Intangible assets	3	—	—	—	—	—	—	17	20

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	116	35	31	114	20	16	—	6	338
Intangible assets	5	1	—	29	—	—	—	16	51

Disclosure of reconciliation between depreciation and amortization
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2019	2018	2017
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	590	574	635
Depreciation included in fuel, carbon compliance and purchased power (Note 6)	119	136	73
Depreciation and amortization on the Consolidated Statements of Cash Flows	709	710	708

Disclosure of geographical areas	Revenues

Year ended Dec. 31	2019	2018	2017
Canada	1,460	1,573	1,663
US	727	511	509
Australia	160	165	135
Total revenue	2,347	2,249	2,307

II. Non-Current Assets

	Property, plant and equipment		Right of use assets		Intangible assets		Other assets		Goodwill

As at Dec. 31	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Canada	4,854	4,953	109	—	213	273	75	101	418	417
US	863	657	33	—	68	59	47	50	46	47
Australia	490	554	4	—	37	41	76	83	—	—
Total	6,207	6,164	146	—	318	373	198	234	464	464